Royalty Agreement and Series C Agreement (Details 2) (USD $)	9 Months Ended	12 Months Ended	72 Months Ended	81 Months Ended	0 Months Ended	1 Months Ended
	Sep. 30, 2013	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	May 23, 2013 Series C Agreement Series C Preferred Stock	Aug. 31, 2013 Series C Agreement Series C Preferred Stock	Aug. 07, 2013 Series C Agreement Series C Preferred Stock	May 31, 2013 Series C Agreement Series C Preferred Stock	May 23, 2013 Series C Agreement Common stock	May 23, 2013 Initial Public Offering Common stock Conversion Terms Minimum
Series C Preferred Stock Purchase Agreement
Shares available for sale and issuance under agreement								20,000,000
Share price (in dollars per share)							$ 2.50	$ 2.50		$ 14.75
Share price on a post-reverse stock split basis (in dollars per share)							$ 14.75	$ 14.75
Shares issued							13,333,333	6,666,667
Share price at fair value (in dollars per share)					$ 2.50				$ 10.03
Common stock conversion price (in dollars per share)					$ 14.75
Conversion ratio (per share of common stock)									1
Beneficial conversion feature					$ 0
Aggregate proceeds	$ 49,699,000	$ 14,990,000	$ 80,934,000	$ 130,632,000		$ 33,300,000